Note 7 - Leases (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating Lease, Right-of-Use Asset, Amortization	$ 29,759		$ 17,006
Operating Lease, Expense	$ 12,754	$ 16,842	$ 17,006	$ 22,249
Office Lease [Member]
Number of Operating Leases			1